Quarterly Report
April 30, 2019
MFS®  Equity Income Fund

Portfolio of Investments
4/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.8%
Aerospace – 1.6%
Boeing Co.	8,744	$3,302,521
Alcoholic Beverages – 1.4%
Molson Coors Brewing Co.	46,537	$2,987,210
Apparel Manufacturers – 0.8%
LVMH Moet Hennessy Louis Vuitton SE	4,327	$1,693,997
Automotive – 1.8%
Lear Corp.	25,953	$3,711,279
Biotechnology – 0.7%
Biogen, Inc. (a)	6,634	$1,520,778
Brokerage & Asset Managers – 0.3%
Apollo Global Management LLC, “A”	20,755	$678,481
Business Services – 2.3%
Accenture PLC, “A”	6,643	$1,213,477
DXC Technology Co.	55,912	3,675,655
		$4,889,132
Cable TV – 2.8%
Comcast Corp., “A”	135,680	$5,906,150
Chemicals – 1.7%
CF Industries Holdings, Inc.	79,472	$3,558,756
Computer Software – 6.9%
Adobe Systems, Inc. (a)	20,291	$5,869,172
Microsoft Corp.	66,625	8,701,225
		$14,570,397
Computer Software - Systems – 2.9%
Apple, Inc.	18,250	$3,662,227
Hitachi Ltd.	31,100	1,035,813
Seagate Technology PLC	17,010	821,923
Western Digital Corp.	11,605	593,248
		$6,113,211
Consumer Products – 1.0%
Kimberly-Clark Corp.	16,186	$2,077,959
Electrical Equipment – 1.1%
Johnson Controls International PLC	44,577	$1,671,637
Schneider Electric S.A.	6,794	575,017
		$2,246,654
Electronics – 2.9%
Intel Corp.	39,512	$2,016,692
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	94,496	4,140,815
		$6,157,507
Energy - Independent – 0.7%
Phillips 66	14,743	$1,389,823

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 2.6%
BP PLC	446,888	$3,257,528
Eni S.p.A.	132,263	2,257,534
		$5,515,062
Food & Beverages – 1.5%
Ingredion, Inc.	9,928	$940,678
Marine Harvest	47,065	1,019,588
Tyson Foods, Inc., “A”	15,258	1,144,503
		$3,104,769
Furniture & Appliances – 0.6%
Whirlpool Corp.	8,908	$1,236,609
Health Maintenance Organizations – 2.1%
Cigna Corp.	4,608	$731,935
Humana, Inc.	14,342	3,663,090
		$4,395,025
Insurance – 5.0%
MetLife, Inc.	89,390	$4,123,561
Prudential Financial, Inc.	24,931	2,635,456
Samsung Fire & Marine Insurance Co. Ltd.	2,347	610,785
Tokio Marine Holding, Inc.	11,300	570,040
Zurich Insurance Group AG	8,312	2,650,345
		$10,590,187
Internet – 1.5%
Alphabet, Inc., “A” (a)	2,564	$3,074,133
Leisure & Toys – 0.3%
Brunswick Corp.	13,768	$705,059
Machinery & Tools – 3.3%
AGCO Corp.	21,205	$1,500,890
Allison Transmission Holdings, Inc.	8,301	388,985
Eaton Corp. PLC	55,900	4,629,638
Regal Beloit Corp.	6,633	564,335
		$7,083,848
Major Banks – 4.5%
Bank of America Corp.	202,075	$6,179,453
BNP Paribas	11,378	605,537
Sumitomo Mitsui Financial Group, Inc.	14,100	511,059
Wells Fargo & Co.	44,117	2,135,704
		$9,431,753
Medical & Health Technology & Services – 3.3%
HCA Healthcare, Inc.	32,266	$4,105,203
McKesson Corp.	7,656	912,978
Walgreens Boots Alliance, Inc.	38,650	2,070,481
		$7,088,662
Metals & Mining – 1.2%
Rio Tinto Ltd.	45,075	$2,624,429
Natural Gas - Distribution – 0.5%
ENGIE	67,250	$996,022

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 3.3%
Enterprise Products Partners LP	137,687	$3,941,979
EQM Midstream Partners LP	15,531	714,426
Equitrans Midstream Corp.	71,754	1,494,636
MPLX LP	28,281	912,345
		$7,063,386
Network & Telecom – 3.8%
Cisco Systems, Inc.	142,405	$7,967,560
Other Banks & Diversified Financials – 4.3%
Citigroup, Inc.	85,423	$6,039,406
ORIX Corp.	156,200	2,197,717
Synchrony Financial	26,757	927,665
		$9,164,788
Pharmaceuticals – 8.4%
Bayer AG	20,273	$1,349,285
Bristol-Myers Squibb Co.	90,210	4,188,450
Eli Lilly & Co.	46,485	5,440,605
Pfizer, Inc.	109,094	4,430,307
Roche Holding AG	9,318	2,456,269
		$17,864,916
Printing & Publishing – 0.3%
Transcontinental, Inc., “A”	50,788	$610,351
Railroad & Shipping – 3.0%
Union Pacific Corp.	35,907	$6,356,975
Real Estate – 4.9%
Annaly Mortgage Management, Inc., REIT	70,235	$708,671
EPR Properties, REIT	26,601	2,097,755
Medical Properties Trust, Inc., REIT	252,138	4,402,330
STORE Capital Corp., REIT	96,719	3,222,677
		$10,431,433
Restaurants – 2.5%
Starbucks Corp.	53,173	$4,130,479
U.S. Foods Holding Corp. (a)	30,638	1,119,819
		$5,250,298
Specialty Chemicals – 0.7%
Akzo Nobel N.V.	11,325	$961,551
Methanex Corp.	9,060	497,575
		$1,459,126
Specialty Stores – 3.4%
Amazon.com, Inc. (a)	3,316	$6,388,340
Best Buy Co., Inc.	10,398	773,715
		$7,162,055
Tobacco – 3.5%
Altria Group, Inc.	15,710	$853,524
Japan Tobacco, Inc.	79,000	1,831,304
Philip Morris International, Inc.	54,428	4,711,288
		$7,396,116

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.4%
Exelon Corp.	108,063	$5,505,810
SSE PLC	108,055	1,612,643
		$7,118,453
Total Common Stocks		$204,494,870
Convertible Preferred Stocks – 1.6%
Medical Equipment – 0.3%
Danaher Corp., 4.75%	525	$553,088
Utilities - Electric Power – 1.3%
CenterPoint Energy, Inc., 7%	43,061	$2,292,568
NextEra Energy, Inc., 6.123%	7,348	458,515
		$2,751,083
Total Convertible Preferred Stocks		$3,304,171
Preferred Stocks – 0.3%
Electronics – 0.3%
Samsung Electronics Co. Ltd.	20,953	$667,253
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.48% (v)	2,380,974	$2,380,974

Other Assets, Less Liabilities – 0.2%		466,698
Net Assets – 100.0%		$211,313,966
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,380,974 and $208,466,294, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$173,733,838	$—	$—	$173,733,838
United Kingdom	7,494,601	—	—	7,494,601
Japan	—	6,145,933	—	6,145,933
Switzerland	5,106,613	—	—	5,106,613
Taiwan	4,140,815	—	—	4,140,815
France	3,870,573	—	—	3,870,573
Italy	2,257,533	—	—	2,257,533
Germany	1,349,285	—	—	1,349,285
South Korea	1,278,038	—	—	1,278,038
Other Countries	3,089,065	—	—	3,089,065
Mutual Funds	2,380,974	—	—	2,380,974
Total	$204,701,335	$6,145,933	$—	$210,847,268
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,001,611	$19,755,489	$19,376,434	$76	$232	$2,380,974
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$55,086	$—